TRADE AND OTHER RECEIVABLES (CURRENT)	12 Months Ended
Jun. 30, 2023
Trade And Other Receivables
TRADE AND OTHER RECEIVABLES (CURRENT)

12. TRADE AND OTHER RECEIVABLES (CURRENT)

	2023 A$	2022 A$
Trade receivables	1,080,479	1,036,998
Less: impairment loss (1)	(888,576)	(594,798)
Net trade receivables	191,903	442,200
Other receivables (2)	1,729,754	1,979,038
Total net current trade and other receivables	1,921,657	2,421,238

(1)	Provision of impairment losses against trade receivables relate to license fees from IBX contract in the prior year. The Company did not recognize or receive any license fee revenue in the current financial year.
(2)	Other receivables includes the R&D tax incentive refund accrued for the 2023 financial year A$1,616,064 (2022: A$1,943,083).

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)